UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  September 30, 2008"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value total:		$133,135,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   864000    15000 SH         SOLE        	                       15000
ALCOA INC                      COM              013817101  4539000   201000 SH         SOLE                                   201000
ALTRIA GROUP INC               COM              02209S103  3088000   153190 SH         SOLE                                   158190
AT&T INC                       COM              00206R102  2545000    91146 SH         SOLE                                    91146
BANK OF AMERICA                COM              060505104  5587000   159616 SH         SOLE                                   159616
BERKSHIRE HATHAWAY INC         CLA              084670108   483000      110 SH         SOLE                                      110
BP PLC                         Spon ADR         055622104  5894000   117216 SH         SOLE                                   117216
CHEVRON CORP                   COM              166764100  2704000    32788 SH         SOLE                                    32788
COLGATE PALMOLIVE              COM              194162103  5122000    67970 SH         SOLE                                    67970
CONOCO PHILLIPS                COM              20825C104  6164000    84156 SH         SOLE                                    84156
COSTCO WHSLE                   COM              22160K105  5146000    79250 SH         SOLE                                    79250
DUPONT                         COM              263534109  5547000   137276 SH         SOLE                                   137276
EXXON MOBIL                    COM              30231G102  6512000    83860 SH         SOLE                                    83860
FORTUNE BRANDS INC             COM              349631101  2071000    36100 SH         SOLE                                    36100
GENERAL ELECTRIC               COM              369604103  5025000   194700 SH         SOLE                                   194700
HARSCO CORP                    COM              415864107   625000    16800 SH         SOLE                                    16800
HSBC HOLDINGS                  SPON ADR - NEW   404280406  4179000    51704 SH         SOLE                                    51704
IBM                            COM              459200101   368000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108   681000    36000 SH         SOLE                                    36000
JOHNSON & JOHNSON              COM              478160104  7263000   104840 SH         SOLE                                   104840
JP MORGAN CHASE                COM              46625H100  4781000   102380 SH         SOLE                                   102380
KRAFT FOODS INC                CLA              50075N104  6523000   197422 SH         SOLE                                   197422
LOCKHEED MARTIN CORP           COM              539830109  6432000    58600 SH         SOLE                                    58600
MARATHON OIL                   COM              565849106  3620000    90800 SH         SOLE                                    90800
METLIFE INC                    COM              59156R108  5258000    94000 SH         SOLE                                    94000
NORTHROP GRUMMAN               COM              666807102  5479000    90500 SH         SOLE                                    90500
PFIZER INC                     COM              717081103  2615000   141800 SH         SOLE                                   141800
PHILIP MORRIS INT'L            COM              718172109  4991000   103690 SH         SOLE                                   103690
PROCTER & GAMBLE               COM              742718109  7736000   111000 SH         SOLE                                   111000
ROYAL DUTCH SHELL              SPON ADR A       780259206  1565000    26515 SH         SOLE                                    26515
SCHLUMBERGER LTD               COM              806857108   204000     2600 SH         SOLE                                     2600
CHARLES SCHWAB CORP            COM              808513105   252000     9700 SH         SOLE                                     9700
SIGMA-ALDRICH                  COM              826552101   413000     7880 SH         SOLE                                     7880
TESORO CORP                    COM              881609101   330000    20000 SH         SOLE                                    20000
TIME WARNER INC                COM              887317105   144000    11000 SH         SOLE                                    11000
VERIZON COMMUNICATIONS         COM              92343V104   508000    15828 SH         SOLE                                    15828
WALT DISNEY CO                 COM DISNEY       254687106   327000    10670 SH         SOLE                                    10670
WELLS FARGO                    COM              949746101  7550000   201800 SH         SOLE                                   201800